Members’ (deficit) equity (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of Class B ordinary shares to Sponsor, shares	8,278,000	1,083,008